Equity (Details 6) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 10,428	$ 4,734	$ 16,627	$ 10,708
Weighted average number of outstanding shares	12,888,732,761	12,888,732,761	12,888,732,761	12,888,732,761
Basic earnings per share	$ 0.81	$ 0.37	$ 1.29	$ 0.83
Diluted earnings per share	0.81	0.37	1.29	0.83
Basic and diluted earnings (losses) per ADS equivalent	$ 1.62	$ 0.74	$ 2.58	$ 1.66
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 6,021	$ 2,734	$ 9,601	$ 6,183
Weighted average number of outstanding shares	7,442,231,382	7,442,231,382	7,442,231,382	7,442,231,382
Basic earnings per share	$ 0.81	$ 0.37	$ 1.29	$ 0.83
Diluted earnings per share	0.81	0.37	1.29	0.83
Basic and diluted earnings (losses) per ADS equivalent	$ 1.62	$ 0.74	$ 2.58	$ 1.66
Preference shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 4,407	$ 2,000	$ 7,026	$ 4,525
Weighted average number of outstanding shares	5,446,501,379	5,446,501,379	5,446,501,379	5,446,501,379
Basic earnings per share	$ 0.81	$ 0.37	$ 1.29	$ 0.83
Diluted earnings per share	0.81	0.37	1.29	0.83
Basic and diluted earnings (losses) per ADS equivalent	$ 1.62	$ 0.74	$ 2.58	$ 1.66